JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Large Cap Value Portfolio
(Class 2 Shares, Prospectus dated May 1, 2008)

JPMORGAN TRUST I

JPMorgan Intrinsic Value Fund
(All Share Classes, Prospectus dated February 11, 2008)

Supplement dated June 30, 2008
to the Prospectuses as dated above

The information for the portfolio managers under “The Portfolio Managers” heading in “The Portfolios’ Management and Administration” section of the JPMorgan Insurance Trust Large Cap Value Prospectus is hereby deleted in its entirety and replaced by the following:

Alan Gutmann, Vice President of JPMIM, serves as the portfolio manager for the Portfolio. He has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and at Oppenheimer Capital from 1991 until 2000.

The information for the portfolio managers under “The Portfolio Managers” heading in “The Fund’s Management and Administration” section of the JPMorgan Intrinsic Value Fund Prospectus is hereby deleted in its entirety and replaced by the following:

Alan Gutmann, Vice President of JPMIM, serves as the portfolio manager for the Fund. He has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and at Oppenheimer Capital from 1991 until 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-SEED-608

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Large Cap Value Portfolio
(Statement of Additional Information dated May 1, 2008)

JPMORGAN TRUST I

JPMorgan Intrinsic Value Fund
(Statement of Additional Information dated February 11, 2008)

Supplement dated June 30, 2008 to the Statements
of Additional Information as dated above

All references to Bradford Frishberg for each of the above funds in the “Portfolio Managers” section of their respective Statements of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-JPMIT-SEED-608